Administrative Office: 4333 Edgewood Road NE Cedar Rapids, IA 52499

May 4, 2017

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention:  File Desk

Re:          Transamerica Premier Life Insurance Company
WRL Series Life Account
WRL Freedom Elite Builder (File No. 333-199055)

Filer CIK No.:  0000778209

Dear Sir or Madam:

On behalf of Transamerica Premier Life Insurance Company ("Transamerica Premier") and the WRL Series Life Account (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of Prospectus and Statement of Additional Information dated May 1, 2017 for certain deferred variable life policies offered by Transamerica Premier through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 27, 2017 via EDGAR.

Please do not hesitate to contact At Woods, Esq. at (727) 299-1830, or me at (727) 299-1770 if you have any questions or concerns regarding this filing.

Sincerely,
/s/ Carol J. Parker
Carol J. Parker
Senior Registered Product Specialist
Attachment
cc:  Art Woods, Esq.